Accounts Receivable And Contract Assets - Summary of Accounts Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 457,850	$ 213,815
Less: allowance for doubtful accounts	(7,652)	(10,334)
Trade receivables, net	450,198	203,481
Other receivables	6,380	8,725
Total accounts receivable	$ 456,578	$ 212,206